Acquisition of OceanGeo - Assets and Liabilities Assumed (Details) - OceanGeo [Member] $ in Thousands	Jan. 31, 2014 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 609
Accounts receivable	9,247
Prepaid expenses and other current assets	1,433
Property, plant, equipment and seismic rental equipment, net	18,474
Other assets	2,227
Total identifiable assets	31,990
Accounts payable and accrued liabilities	(13,464)
Bank loans	(6,135)
Other liabilities	(1,026)
Net assets	11,365
Noncontrolling interest	(3,410)
Total consideration	$ 7,955